INCOME TAXES	12 Months Ended
Mar. 31, 2024
Income Tax [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense
The reconciliation of income taxes at Canadian statutory rates with the income tax (recovery) expense is as follows:

	2024	2023
(Loss) earnings before income taxes	$(390.4)	$292.4
Canadian statutory income tax rates	26.50%	26.53%
Income taxes at Canadian statutory rates	$(103.5)	$77.6
Effect of differences in tax rates in other jurisdictions	7.4	(4.0)
Non-deductible impairment of goodwill	41.6	—
Unrecognized tax benefits	18.3	0.9
Non-taxable revenues	(4.1)	(3.2)
Tax impact on after-tax profit of equity accounted investees	(18.8)	(13.0)
Prior years' tax adjustments	(14.4)	1.1
Other	0.7	3.2
Income tax (recovery) expense	$(72.8)	$62.6
Effective tax rate	19%	21%

The Company's applicable tax rate corresponds to the combined Canadian tax rates applicable in the provinces where the Company operates. The decrease is due to a change in the allocation of income in the jurisdictions it operates.

Significant components of the provision for the income tax (recovery) expense are as follows:

	2024	2023
Current income tax expense :
Current year	$74.0	$49.9
Prior years' tax adjustments	68.2	0.7
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	18.3	(2.2)
Origination and reversal of temporary differences	(233.3)	14.2
Income tax (recovery) expense	$(72.8)	$62.6

Tax court decision related to the Strategic Aerospace and Defence Initiative (SADI) program
During the year ended March 31, 2024, a tax court decision rendered in May 2023 related to the SADI program resulted in a current income tax expense of $57.4 million and a deferred income tax recovery of $61.9 million.

Deferred tax assets and liabilities
During the year ended March 31, 2024, movements in temporary differences are as follows:

					Foreign
	Balance			Disposal of	currency
	beginning	Recognized	Recognized	discontinued	exchange	Balance
	of year	in income	in OCI	operations	differences	end of year
Non-capital loss carryforwards	$98.2	$59.4	$—	$(14.6)	$(0.5)	$142.5
Unclaimed research & development expenditures	162.3	13.5	—	(13.7)	—	162.1
Investment tax credits	(82.1)	5.8	—	2.1	0.4	(73.8)
Property, plant and equipment and right-of-use of assets	(114.8)	(41.0)	—	1.1	0.6	(154.1)
Intangible assets	(114.7)	64.6	—	10.5	0.6	(39.0)
Amounts not currently deductible	80.3	3.0	—	(6.9)	0.5	76.9
Government participation	(32.6)	118.7	—	0.3	—	86.4
Other	(0.8)	9.7	(10.6)	(3.9)	1.3	(4.3)
Net deferred tax assets (liabilities)	$(4.2)	$233.7	$(10.6)	$(25.1)	$2.9	$196.7

For the year ended March 31, 2024, deferred tax recovery of $18.7 million has been recorded in net income from discontinued operations.
During the year ended March 31, 2023, movements in temporary differences are as follows:

					Foreign
	Balance				currency
	beginning	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	combinations	differences	end of year
Non-capital loss carryforwards	$96.9	$(4.4)	$—	$—	$5.7	$98.2
Unclaimed research & development expenditures	86.6	75.8	—	—	(0.1)	162.3
Investment tax credits	(85.4)	3.3	—	—	—	(82.1)
Property, plant and equipment and right-of-use of assets	(82.7)	(22.9)	—	(2.8)	(6.4)	(114.8)
Intangible assets	(90.2)	(19.7)	—	—	(4.8)	(114.7)
Amounts not currently deductible	83.1	(4.7)	—	—	1.9	80.3
Government participation	(24.0)	(8.6)	—	—	—	(32.6)
Other	39.4	(29.2)	(9.8)	0.7	(1.9)	(0.8)
Net deferred tax assets (liabilities)	$23.7	$(10.4)	$(9.8)	$(2.1)	$(5.6)	$(4.2)

For the year ended March 31, 2023, deferred tax recovery of $1.6 million has been recorded in net income from discontinued operations.

As at March 31, 2024, net deferred tax assets of $199.4 million (2023 – $81.5 million) were recognized in jurisdictions that incurred losses this fiscal year or the preceding fiscal year. Based upon the level of historical taxable income or projections for future taxable income, management believes it is probable that the Company will realize the benefits of these net deferred tax assets.

As at March 31, 2024, a deferred income tax liability on taxable temporary differences of $3,065.5 million (2023 – $2,866.1 million) related to investments in subsidiaries and interests in joint ventures has not been recognized, because the Company controls the timing of the reversal of the temporary differences and believes it is probable that the temporary differences will not be reversed in the foreseeable future.
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2025-2029	$28.8	$20.6
2030-2044	26.0	264.8
No expiry date	140.4	290.0
	$195.2	$575.4

As at March 31, 2024, the Company has $139.6 million (2023 – $115.5 million) of deductible temporary differences for which deferred tax assets have not been recognized. The Company also has $180.2 million (2023 – $19.9 million) of capital losses for which deferred tax assets have not been recognized with no expiry date.

Pillar Two
Pillar Two has been enacted or substantively enacted in certain jurisdictions in which the Company operates, effective for the Company’s group financial year beginning April 1, 2024. The determination of the minimum tax impact will require significant interpretation of each country's new legislation to determine the ultimate tax liability for the group of companies as a whole. Based on its preliminary assessment of the 15% minimum tax, the Company expects an increase in the effective income tax rate, however, it is not expected to have a material impact on the Company’s financial statements.